UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park
         Stamford, CT  06905

13F File Number:  028-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Hanczor
Title:     Vice President and Chief Compliance Officer
Phone:     203-322-0189

Signature, Place, and Date of Signing:

 Joseph A. Hanczor     Stamford, CT     November 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $276,726 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     4496     5830 SH       SOLE                     5830        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    28388  1228338 SH       SOLE                  1228338        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    21203   961099 SH       SOLE                   961099        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    26172  1238047 SH       SOLE                  1238047        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     1990   101766 SH       SOLE                   101766        0        0
BLACKROCK CREDIT ALL INC TR    COM              09255H105    23960  2565283 SH       SOLE                  2565283        0        0
COMMONWEALTH REIT              CV PFD-E 7.25%   203233606    17616   720779 SH       SOLE                   720779        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    42739  2671184 SH       SOLE                  2671184        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108      400    22961 SH       SOLE                    22961        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    32343  2003901 SH       SOLE                  2003901        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    37591  1650903 SH       SOLE                  1650903        0        0
KEYCORP NEW                    PFD 7.75% SR A   493267405      908     8912 SH       SOLE                     8912        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882      202    11300 SH       SOLE                    11300        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      564    54563 SH       SOLE                    54563        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    22303  1394772 SH       SOLE                  1394772        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    15851    15344 SH       SOLE                    15344        0        0